Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table shows the computation of basic and diluted earnings per share for the three months ended September 30, 2023 and 2022:

	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022
Numerator:
Net income (loss) attributable to the Company	$(4,883,645)	$163,631
Denominator:
Weighted average common shares outstanding - Basic	57,497,385	52,569,481
Dilutive effect of stock options and warrants	—	23,938,419
Weighted average common shares outstanding - Diluted	57,497,385	76,507,900
Basic loss per share	$(0.08)	$0.00
Diluted loss per share	$(0.08)	$0.00

The following table shows the computation of basic and diluted earnings per share for the nine months ended September 30, 2023 and 2022:

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Numerator:
Net income (loss) attributable to the Company	$(18,426,371)	$(11,381,523)
Denominator:
Weighted average common shares outstanding - Basic	56,292,992	51,776,833
Dilutive effect of stock options and warrants	—	—
Weighted average common shares outstanding - Diluted	56,292,992	51,776,833
Basic loss per share	$(0.33)	$(0.22)
Diluted loss per share	$(0.33)	$(0.22)

The following table shows the computation of basic and diluted earnings per share:

	December 31, 2022	December 31, 2021
Numerator:
Net income (loss)	$(15,820,997)	$(19,818,513)
Denominator:
Weighted average common shares outstanding - Basic	52,074,647	46,185,089
Dilutive effect of stock options, RSUs and warrants	—	—
Weighted average common shares outstanding - Diluted	52,074,647	46,185,089
Basic loss per share	$(0.30)	$(0.43)
Diluted loss per share	$(0.30)	$(0.43)